Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2017
Accumulated other comprehensive income

18. Accumulated other comprehensive income:

Changes in accumulated other comprehensive income (loss) are as follows:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balance at March 31, 2014	(516,538)	1,160,563	(115,864)	528,161
Other comprehensive income (loss) before reclassifications, net of taxes of ¥(8,742) million, ¥(309,767) million, ¥2,853 million and ¥(315,656) million	404,352	596,417	621	1,001,390
Reclassifications, net of taxes of ¥— million, ¥11,013 million, ¥(2,153) million and ¥8,860 million	—	(18,714)	3,695	(15,019)

Other comprehensive income (loss), net of tax	404,352	577,703	4,316	986,371
Less - Other comprehensive income attributable to noncontrolling interests	(23,904)	(10,701)	(2,382)	(36,987)

Balance at March 31, 2015	(136,090)	1,727,565	(113,930)	1,477,545
Other comprehensive income (loss) before reclassifications, net of taxes of ¥10,719 million, ¥130,092 million, ¥93,210 million and ¥234,021 million	(423,404)	(291,681)	(214,600)	(929,685)
Reclassifications, net of taxes of ¥— million, ¥9,832 million, ¥(3,318) million and ¥6,514 million	28,052	(20,511)	5,419	12,960

Other comprehensive income (loss), net of tax	(395,352)	(312,192)	(209,181)	(916,725)
Less - Other comprehensive income attributable to noncontrolling interests	32,387	9,572	7,989	49,948

Balance at March 31, 2016	(499,055)	1,424,945	(315,122)	610,768
Other comprehensive income (loss) before reclassifications, net of taxes of ¥9,240 million, ¥(9,048) million, ¥(40,099) million and ¥(39,907) million	(57,926)	41,134	82,939	66,147
Reclassifications, net of taxes of ¥— million, ¥23,275 million, ¥(5,255) million and ¥18,020 million	—	(36,855)	10,373	(26,482)

Other comprehensive income (loss), net of tax	(57,926)	4,279	93,312	39,665
Less - Other comprehensive income attributable to noncontrolling interests	5,499	(12,281)	(503)	(7,285)
Equity transaction with noncontrolling interests and other	(8,626)	9,060	(2,660)	(2,226)

Balance at March 31, 2017	(560,108)	1,426,003	(224,973)	640,922

Reclassifications for the years ended March 31, 2015, 2016 and 2017 consist of the following:

	Yen in millions
	For the years ended March 31,			Affected line items in the consolidated statements of income
	2015	2016	2017
Foreign currency translation adjustments:
	—	28,052	—	Other income (loss), net

	—	28,052	—	Income before income taxes and equity in earnings of affiliated companies

	—	28,052	—	Net income

Unrealized gains (losses) on securities:
	(7,727)	(779)	(24,553)	Financing operations
	(14,552)	(27,275)	(3,572)	Foreign exchange gain (loss), net
	(7,446)	(6,185)	(31,685)	Other income (loss), net

	(29,725)	(34,239)	(59,810)	Income before income taxes and equity in earnings of affiliated companies
	11,013	9,832	23,275	Provision for income taxes
	(2)	3,896	(320)	Equity in earnings of affiliated companies

	(18,714)	(20,511)	(36,855)	Net income

Pension liability adjustments:
Recognized net actuarial loss	10,194	12,971	19,432	*1
Amortization of prior service costs	(4,346)	(4,234)	(3,804)	*1

	5,848	8,737	15,628	Income before income taxes and equity in earnings of affiliated companies
	(2,153)	(3,318)	(5,255)	Provision for income taxes

	3,695	5,419	10,373	Net income

Total reclassifications, net of tax	(15,019)	12,960	(26,482)

Amounts of reclassifications in parentheses indicate gains in the consolidated statements of income.

*1:	These components are included in the computation of net periodic pension cost. See note 20 to the consolidated financial statements for additional information.